Stock-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares Anniversaries Installment shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	May 08, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercise prices as percentage of the market value on the date of the grant	100.00%
Total intrinsic value of stock options exercised	$ 12.6	$ 4.5	$ 6.8
Total aggregate intrinsic value of stock options	16.8
Total aggregate intrinsic value of stock option exercisable	$ 14.3
Grant date fair value of stock options granted | $ / shares	$ 15.07	$ 12.61	$ 9.12
Compensation expenses for stock options	$ 4.6	$ 8.2	$ 7.8
Omnibus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, common stock available for grant | shares	5,900,000
Omnibus Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, common stock available for grant | shares				13,000,000
Inactive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance | shares	1,900,000
Restricted Stock [Member] | LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Portion of restricted stock award vesting on anniversary	0.333%
Eligible age of officer for restricted stock award	55 years
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period	3 years
Stock options term, years	10 years
Unrecognized compensation expense related to stock	$ 1.6
Weighted-average recognition period for unrecognized compensation expense related to stock (years)	1 year 8 months 12 days
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to stock	$ 46.7
Weighted-average recognition period for unrecognized compensation expense related to stock (years)	1 year 8 months 12 days
Number of anniversaries of grant date upon which restricted stock units vest | Anniversaries	3
Installments in which restricted stock units vest and are converted to common stock | Installment	3
Compensation expense	$ 54.3	38.0	33.9
Total fair value of shares, vested	$ 54.4	39.9	33.4
Restricted Stock Units [Member] | AIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Eligible age of officer for restricted stock award	55 years
Amount of annual incentive award payment participant can elect to defer	50.00%
Additional common stock units for election of deferred annual incentive award, percentage	25.00%
Restricted Stock Awards and Units [Member] | AIP and LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to stock	$ 1.6
Weighted-average recognition period for unrecognized compensation expense related to stock (years)	1 year 8 months 12 days
Compensation expense	$ 14.6	17.9	14.8
Total fair value of shares, vested	$ 14.7	$ 9.0	$ 5.2